Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the year	$ (10,475)	$ (10,220)	$ (10,707)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	150	142	190
Share-based payment	505	1,055	2,281
Change in operating lease liability	(159)	(91)	134
Changes in operating assets and liabilities:
Decrease (increase) in other current assets	163	(381)	15
Increase (decrease) in trade accounts payable	(83)	87	(86)
Increase (decrease) in other accounts payable	(82)	(540)	973
Net cash used in operating activities	(9,981)	(9,948)	(7,200)
Cash flows from investing activities
Purchase of fixed assets	(29)	(273)	(122)
Net cash used in investing activities	(29)	(273)	(122)
Cash flows from financing activities:
Issuance of preferred A shares	2,000	5,000	4,965
Proceeds from a convertible debt	1,000
Proceeds from exercise of options	10	127
Issuance of ordinary shares and warrants, net of issuance expenses	13,643
Net cash provided by financing activities	16,653	5,127	4,965
Increase (decrease) in cash, cash equivalents and restricted cash	6,643	(5,094)	(2,357)
Cash, cash equivalents and restricted cash at the beginning of the period	1,849	6,943	9,300
Cash, cash equivalents and restricted cash at the end of the period	8,492	1,849	6,943
Non Cash Activities:
Obtaining a right-of-use asset in exchange for a lease liability		458	35
Conversion of preferred shares	11,965
Conversion of a convertible debt	1,000
Decrease of deferred expenses against additional paid in capital	$ 56